Offerings	May 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no nominal value
Amount Registered | shares	21,625,000
Maximum Aggregate Offering Price	$ 238,523,750.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 32,940.13
Rule 457(f)	true
Amount of Securities Received | shares	21,625,000
Value of Securities Received, Per Share	11.03
Value of Securities Received	$ 238,523,750.00
Fee Note MAOP	$ 238,523,750.00
Offering Note	(a) All securities being registered will be issued by IQM Finland Oy, a limited liability company (Fi. osakeyhtio) incorporated under the laws of Finland ("IQM"), in connection with the Business Combination Agreement and the Merger described in this registration statement and the proxy statement/prospectus included herein. As a result of the Merger, IQM will issue up to (i) 21,625,000 ordinary shares of IQM, with no nominal value ("IQM Shares"), to shareholders of Real Asset Acquisition Corp., a Cayman Islands exempted company ("RAAQ"), including up to (x) 17,250,000 IQM Shares to RAAQ's public shareholders, assuming no redemptions of RAAQ Class A Ordinary Shares at Closing, (y) 4,240,000 IQM Shares to the Sponsor and (z) 135,000 IQM Shares to the RAAQ Insiders (other than the Sponsor); (ii) 12,350,000 IQM Warrants to holders of RAAQ Warrants, including (x) 8,625,000 IQM Warrants to RAAQ's public shareholders, (y) 3,725,000 IQM Warrants to the Sponsor and (z) 1,725,000 IQM Warrants to the IPO Underwriters, and (iii) 14,075,000 IQM Shares issuable upon the exercise of such warrants. These IQM Shares will be represented by American Depositary Shares of IQM, each of which represents an underlying IQM Share and will be registered pursuant to a separate registration statement on Form F-6. (b) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions. (c) Represents an aggregate of 21,625,000 IQM Shares to be issued in accordance with (1)(i) above. (d) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(1) of the Securities Act. Based on the average of the high and low prices of RAAQ Class A Ordinary Shares on the Nasdaq Stock Market ("Nasdaq") on May 7, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no nominal value
Amount Registered | shares	4,375,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Rule 457(f)	true
Amount of Securities Received | shares	4,375,000
Value of Securities Received, Per Share	0.00
Value of Securities Received	$ 0.00
Fee Note MAOP	$ 0.00
Offering Note	(a) Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions. (b) Represents an aggregate of 4,375,000 IQM Shares issuable in accordance with (1)(i)(y) and (1)(i)(z) above. Pursuant to Rule 457(f)(5) of the Securities Act, no additional filing fee is required to be paid for the registration of IQM Shares to be sold by the Selling Shareholders pursuant to the resale prospectus that are also being registered under this registration statement and proxy statement/prospectus.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	IQM Warrants
Amount Registered | shares	14,075,000
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(a) Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions. (b) Consistent with the response to Question 240.06 of the Securities Act Rules Corporation Finance Interpretations and pursuant to Rule 457(g) of the Securities Act, the registration fee with respect to IQM Warrants have been allocated to the IQM Shares underlying IQM Warrants, and those IQM Shares are included in the total registration fee.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares issuable upon exercise of IQM Warrants
Amount Registered | shares	14,075,000
Proposed Maximum Offering Price per Unit	12.80
Maximum Aggregate Offering Price	$ 180,160,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 24,880.10
Offering Note	(a) Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions. (b) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(1) of the Securities Act. Based on the sum of (i) the average of the high and low prices of RAAQ Warrants on the Nasdaq on May 7, 2026 and (ii) the exercise price of the IQM Warrants.